Distribution Date:	12/15/23	JPMBB Commercial Mortgage Securities Trust 2015-C32
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2015-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28-29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590JAS6	1.510900%	80,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590JAT4	2.816400%	244,690,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590JAU1	3.418800%	28,747,000.00	27,346,692.18	0.00	77,910.73	0.00	0.00	77,910.73	27,346,692.18	45.39%	30.00%
A-4	46590JAV9	3.329300%	100,000,000.00	100,000,000.00	0.00	277,441.67	0.00	0.00	277,441.67	100,000,000.00	45.39%	30.00%
A-5	46590JAW7	3.598200%	234,856,000.00	234,856,000.00	0.00	704,215.72	0.00	0.00	704,215.72	234,856,000.00	45.39%	30.00%
A-SB	46590JAX5	3.358200%	115,238,000.00	37,586,433.51	1,856,817.82	105,185.63	0.00	0.00	1,962,003.45	35,729,615.69	45.39%	30.00%
A-S	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	171,551.66	0.00	0.00	171,551.66	51,667,000.00	38.29%	25.50%
B	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	209,960.19	0.00	0.00	209,960.19	57,408,000.00	30.42%	20.50%
C	46590JBC0	4.653893%	99,029,000.00	99,029,000.00	0.00	338,081.15	0.00	0.00	338,081.15	99,029,000.00	16.82%	11.88%
D	46590JBE6	4.153893%	50,232,000.00	50,232,000.00	0.00	0.00	0.00	0.00	0.00	50,232,000.00	9.93%	7.50%
E*	46590JAE7	4.653893%	28,705,000.00	28,705,000.00	0.00	0.00	0.00	0.00	0.00	28,705,000.00	5.99%	5.00%
F	46590JAG2	4.653893%	11,481,000.00	11,481,000.00	0.00	0.00	0.00	0.00	0.00	11,481,000.00	4.41%	4.00%
G	46590JAJ6	4.653893%	11,482,000.00	11,482,000.00	0.00	0.00	0.00	0.00	0.00	11,482,000.00	2.84%	3.00%
NR	46590JAL1	4.653893%	34,444,648.00	20,685,011.21	0.00	0.00	0.00	0.00	0.00	20,685,011.21	0.00%	0.00%
R	46590JAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46590JAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,162,650.00	730,478,136.90	1,856,817.82	1,884,346.75	0.00	0.00	3,741,164.57	728,621,319.08

X-A	46590JAY3	1.101906%	855,381,000.00	451,456,125.69	0.00	414,551.84	0.00	0.00	414,551.84	449,599,307.87
X-B	46590JAZ0	0.265093%	57,408,000.00	57,408,000.00	0.00	12,682.07	0.00	0.00	12,682.07	57,408,000.00
X-C	46590JAA5	0.000000%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
X-D	46590JAC1	0.500000%	50,232,000.00	50,232,000.00	0.00	20,930.00	0.00	0.00	20,930.00	50,232,000.00
Notional SubTotal			1,062,050,000.00	658,125,125.69	0.00	448,163.91	0.00	0.00	448,163.91	656,268,307.87

Deal Distribution Total					1,856,817.82	2,332,510.66	0.00	0.00	4,189,328.48

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590JAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590JAU1	951.28855811	0.00000000	2.71022124	0.00000000	0.00000000	0.00000000	0.00000000	2.71022124	951.28855811
A-4	46590JAV9	1,000.00000000	0.00000000	2.77441670	0.00000000	0.00000000	0.00000000	0.00000000	2.77441670	1,000.00000000
A-5	46590JAW7	1,000.00000000	0.00000000	2.99850002	0.00000000	0.00000000	0.00000000	0.00000000	2.99850002	1,000.00000000
A-SB	46590JAX5	326.16353555	16.11289523	0.91276862	0.00000000	0.00000000	0.00000000	0.00000000	17.02566384	310.05064033
A-S	46590JBA4	1,000.00000000	0.00000000	3.32033329	0.00000000	0.00000000	0.00000000	0.00000000	3.32033329	1,000.00000000
B	46590JBB2	1,000.00000000	0.00000000	3.65733330	0.00000000	0.00000000	0.00000000	0.00000000	3.65733330	1,000.00000000
C	46590JBC0	1,000.00000000	0.00000000	3.41396106	0.46428349	3.89696089	0.00000000	0.00000000	3.41396106	1,000.00000000
D	46590JBE6	1,000.00000000	0.00000000	0.00000000	3.46157788	32.18232163	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46590JAE7	1,000.00000000	0.00000000	0.00000000	3.87824456	137.45179934	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590JAG2	1,000.00000000	0.00000000	0.00000000	3.87824493	153.20944169	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46590JAJ6	1,000.00000000	0.00000000	0.00000000	3.87824421	155.94502352	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590JAL1	600.52903458	0.00000000	0.00000000	2.32899840	141.03217371	0.00000000	0.00000000	0.00000000	600.52903458
R	46590JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46590JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590JAY3	527.78367264	0.00000000	0.48463999	0.00000000	0.00000000	0.00000000	0.00000000	0.48463999	525.61292321
X-B	46590JAZ0	1,000.00000000	0.00000000	0.22091120	0.00000000	0.00000000	0.00000000	0.00000000	0.22091120	1,000.00000000
X-C	46590JAA5	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590JAC1	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/23 - 11/30/23	30	0.00	77,910.73	0.00	77,910.73	0.00	0.00	0.00	77,910.73	0.00
A-4	11/01/23 - 11/30/23	30	0.00	277,441.67	0.00	277,441.67	0.00	0.00	0.00	277,441.67	0.00
A-5	11/01/23 - 11/30/23	30	0.00	704,215.72	0.00	704,215.72	0.00	0.00	0.00	704,215.72	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	105,185.63	0.00	105,185.63	0.00	0.00	0.00	105,185.63	0.00
X-A	11/01/23 - 11/30/23	30	0.00	414,551.84	0.00	414,551.84	0.00	0.00	0.00	414,551.84	0.00
X-B	11/01/23 - 11/30/23	30	0.00	12,682.07	0.00	12,682.07	0.00	0.00	0.00	12,682.07	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	11/01/23 - 11/30/23	30	0.00	20,930.00	0.00	20,930.00	0.00	0.00	0.00	20,930.00	0.00
A-S	11/01/23 - 11/30/23	30	0.00	171,551.66	0.00	171,551.66	0.00	0.00	0.00	171,551.66	0.00
B	11/01/23 - 11/30/23	30	0.00	209,960.19	0.00	209,960.19	0.00	0.00	0.00	209,960.19	0.00
C	11/01/23 - 11/30/23	30	339,934.61	384,058.68	0.00	384,058.68	45,977.53	0.00	0.00	338,081.15	385,912.14
D	11/01/23 - 11/30/23	30	1,442,700.40	173,881.98	0.00	173,881.98	173,881.98	0.00	0.00	0.00	1,616,582.38
E	11/01/23 - 11/30/23	30	3,834,228.89	111,325.01	0.00	111,325.01	111,325.01	0.00	0.00	0.00	3,945,553.90
F	11/01/23 - 11/30/23	30	1,714,471.47	44,526.13	0.00	44,526.13	44,526.13	0.00	0.00	0.00	1,758,997.60
G	11/01/23 - 11/30/23	30	1,746,030.76	44,530.00	0.00	44,530.00	44,530.00	0.00	0.00	0.00	1,790,560.76
NR	11/01/23 - 11/30/23	30	4,777,582.05	80,221.53	0.00	80,221.53	80,221.53	0.00	0.00	0.00	4,857,803.58
Totals			13,854,948.18	2,832,972.84	0.00	2,832,972.84	500,462.18	0.00	0.00	2,332,510.66	14,355,410.36

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	171,551.66	0.00	0.00	171,551.66	51,667,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	209,960.19	0.00	0.00	209,960.19	57,408,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46590JBC0	4.653893%	99,029,000.00	99,029,000.00	0.00	338,081.15	0.00	0.00	338,081.15	99,029,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			208,104,000.03	208,104,000.00	0.00	719,593.00	0.00	0.00	719,593.00	208,104,000.00

Exchangeable Certificate Details
EC	46590JBD8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	4,189,328.48	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,844,205.08	Master Servicing Fee	6,609.09
Interest Reductions due to Nonrecoverability Determination	(232,880.99)	Certificate Administrator Fee	2,346.67
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	1,826.20
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	10,991.96
Total Interest Collected	2,611,324.09

Principal		Expenses/Reimbursements
Scheduled Principal	1,856,817.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	216,511.23
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	49,001.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,309.14
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,856,817.82	Total Expenses/Reimbursements	267,821.52

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,332,510.66
Gain-on-Sale Proceeds Collected	0.00	Principal Distribution	1,856,817.82
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
Borrower Option Extension Fees	0.00	Borrower Option Extension Fees	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,189,328.48
Total Funds Collected	4,468,141.91	Total Funds Distributed	4,468,141.96

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	730,478,136.90	730,478,136.90	Beginning Certificate Balance	730,478,136.90
(-) Scheduled Principal Collections	1,856,817.82	1,856,817.82	(-) Principal Distributions	1,856,817.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	728,621,319.08	728,621,319.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	740,849,285.13	740,849,285.13	Ending Certificate Balance	728,621,319.08
Ending Actual Collateral Balance	739,324,165.50	739,324,165.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	186.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	186.00	0.00	Net WAC Rate	4.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	41,347,267.36	5.67%	21	4.7036	NAP	Defeased	6	41,347,267.36	5.67%	21	4.7036	NAP
	9,999,999 or less	48	185,151,928.89	25.41%	21	4.6466	1.620050	1.35 or less	19	357,687,264.80	49.09%	6	4.7699	0.759179
10,000,000 to 19,999,999		10	122,445,395.56	16.81%	31	4.6566	2.166740	1.36 to 1.45	2	21,089,563.92	2.89%	22	4.7129	1.390238
20,000,000 to 24,999,999		1	20,646,452.14	2.83%	22	4.8040	0.705400	1.46 to 1.55	4	29,181,238.41	4.00%	22	4.7359	1.512532
25,000,000 to 49,999,999		5	166,743,230.01	22.88%	11	4.5754	1.398188	1.56 to 1.65	2	46,670,650.57	6.41%	20	4.3783	1.597853
	50,000,000 or greater	3	192,287,045.12	26.39%	1	4.7701	0.647428	1.66 to 1.80	6	33,395,886.88	4.58%	20	4.5333	1.695732
	Totals	73	728,621,319.08	100.00%	15	4.6723	1.369234	1.81 to 2.00	7	76,628,207.61	10.52%	21	4.5202	1.897749
								2.01 or greater	27	122,621,239.53	16.83%	31	4.5995	2.575632
								Totals	73	728,621,319.08	100.00%	15	4.6723	1.369234
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	41,347,267.36	5.67%	21	4.7036	NAP	New Jersey	3	48,141,375.53	6.61%	21	4.8750	1.147137
Alabama	5	11,934,940.86	1.64%	21	4.6705	1.387842	New York	11	22,569,469.54	3.10%	29	4.7540	1.479830
Arizona	3	19,521,907.33	2.68%	21	4.6642	1.855663	North Carolina	4	6,527,291.33	0.90%	25	4.5325	0.987789
Arkansas	3	222,040.69	0.03%	141	4.8650	2.431800	Ohio	11	17,322,247.77	2.38%	24	4.7412	1.246116
California	32	54,433,369.86	7.47%	23	4.6043	2.115447	Oklahoma	1	286,347.52	0.04%	141	4.8650	2.431800
Colorado	4	8,006,882.06	1.10%	25	4.6832	1.621704	Oregon	2	197,773.95	0.03%	141	4.8650	2.431800
Connecticut	4	274,214.17	0.04%	141	4.8650	2.431800	Pennsylvania	16	84,548,601.85	11.60%	23	4.7091	1.599347
Florida	4	10,353,549.16	1.42%	23	4.4403	2.046850	Rhode Island	1	42,466.79	0.01%	141	4.8650	2.431800
Georgia	4	26,001,430.95	3.57%	(37)	4.7072	0.418923	South Carolina	2	139,533.77	0.02%	141	4.8650	2.431800
Idaho	1	60,666.84	0.01%	141	4.8650	2.431800	South Dakota	1	684,669.98	0.09%	21	4.3510	2.170000
Illinois	8	205,632,588.11	28.22%	2	4.7629	0.718677	Tennessee	4	253,830.11	0.03%	141	4.8650	2.431800
Indiana	8	17,214,721.72	2.36%	23	4.7564	1.824669	Texas	14	31,459,928.87	4.32%	25	4.5375	1.431776
Iowa	1	84,933.58	0.01%	141	4.8650	2.431800	Utah	1	32,760.10	0.00%	141	4.8650	2.431800
Kansas	1	456,446.65	0.06%	21	4.3510	2.170000	Virginia	5	10,941,637.49	1.50%	22	4.7956	1.418800
Kentucky	2	133,467.03	0.02%	141	4.8650	2.431800	Washington	2	76,440.23	0.01%	141	4.8650	2.431800
Louisiana	3	31,364,258.22	4.30%	20	4.2021	1.625029	Wisconsin	3	824,925.93	0.11%	43	4.4455	2.218133
Maine	1	55,813.51	0.01%	141	4.8650	2.431800	Totals	198	728,621,319.08	100.00%	15	4.6723	1.369234
Maryland	2	11,200,131.06	1.54%	21	4.6568	1.457148
									Property Type³
Massachusetts	3	6,588,509.70	0.90%	25	4.6021	2.643494
Michigan	8	51,519,252.17	7.07%	21	4.4414	2.546118		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Minnesota	1	4,212,751.72	0.58%	22	4.7600	(0.134100)		Properties	Balance	Agg. Bal.			DSCR¹
Mississippi	2	609,385.11	0.08%	29	4.3837	2.186681	Defeased	9	41,347,267.36	5.67%	21	4.7036	NAP
Missouri	3	177,147.20	0.02%	141	4.8650	2.431800	Industrial	1	5,494,648.51	0.75%	21	4.6790	1.694700
Nevada	3	3,061,996.29	0.42%	21	4.3510	2.170000	Lodging	6	117,902,005.17	16.18%	(25)	4.7683	0.838688
New Hampshire	2	104,346.96	0.01%	141	4.8650	2.431800	Mixed Use	4	71,182,338.24	9.77%	22	4.7936	0.545374
							Mobile Home Park	2	10,454,674.02	1.43%	21	4.7451	1.008397
							Multi-Family	24	67,249,228.48	9.23%	22	4.5956	1.905123
							Office	11	229,902,783.53	31.55%	21	4.6534	1.503711
							Retail	31	150,551,662.94	20.66%	20	4.5755	1.532965
							Self Storage	110	34,536,710.83	4.74%	57	4.7306	2.179799
							Totals	198	728,621,319.08	100.00%	15	4.6723	1.369234

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	41,347,267.36	5.67%	21	4.7036	NAP	Defeased	6	41,347,267.36	5.67%	21	4.7036	NAP
	4.20000% or less	1	31,047,577.29	4.26%	19	4.1953	1.616800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	5	63,012,834.27	8.65%	20	4.3028	1.918425	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	9	55,309,763.09	7.59%	20	4.5153	2.147504	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	41	299,559,848.44	41.11%	16	4.6915	1.482787	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	11	238,344,028.63	32.71%	10	4.8388	0.853442	49 months or greater	67	687,274,051.72	94.33%	15	4.6704	1.364022
	Totals	73	728,621,319.08	100.00%	15	4.6723	1.369234	Totals	73	728,621,319.08	100.00%	15	4.6723	1.369234
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	41,347,267.36	5.67%	21	4.7036	NAP	Defeased	6	41,347,267.36	5.67%	21	4.7036	NAP
	60 months or less	66	676,967,967.55	92.91%	13	4.6674	1.347767	Interest Only	1	3,400,000.00	0.47%	20	4.5690	2.812300
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	38,289,167.60	5.26%	53	4.6553	1.585027
	121 months or greater	1	10,306,084.17	1.41%	141	4.8650	2.431800	241 months to 299 months	59	645,584,884.12	88.60%	12	4.6718	1.343287
	Totals	73	728,621,319.08	100.00%	15	4.6723	1.369234	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	73	728,621,319.08	100.00%	15	4.6723	1.369234
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	41,347,267.36	5.67%	21	4.7036	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	64	542,119,886.82	74.40%	20	4.6510	1.500699
	13 months to 24 months	2	78,902,388.41	10.83%	20	4.6895	0.903244
	25 months or greater	1	66,251,776.49	9.09%	(38)	4.8060	0.794400
	Totals	73	728,621,319.08	100.00%	15	4.6723	1.369234
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304830001	LO	Chicago	IL	Actual/360	4.806%	265,898.02	139,738.68	0.00	N/A	10/01/20	--	66,391,515.17	66,251,776.49	11/01/21
2	304830002	OF	Chicago	IL	Actual/360	4.672%	266,603.32	121,113.83	0.00	N/A	08/01/25	--	68,476,879.18	68,355,765.35	05/01/21
3	883100464	MU	Chicago	IL	Actual/360	4.845%	0.00	0.00	0.00	N/A	10/06/25	--	57,679,503.28	57,679,503.28	01/06/21
4	883100463	OF	Mount Laurel	NJ	Actual/360	4.875%	195,432.27	100,924.34	0.00	N/A	09/06/25	--	48,106,406.13	48,005,481.79	12/06/23
5	203281002	SS	Various	Various	Actual/360	4.865%	43,779.34	492,519.69	0.00	N/A	09/01/35	--	10,798,603.86	10,306,084.17	12/01/23
6	883100442	RT	Lansing	MI	Actual/360	4.287%	122,065.61	78,048.29	0.00	N/A	08/06/25	--	34,168,121.47	34,090,073.18	12/06/23
8	695100574	RT	Gettysburg	PA	30/360	4.804%	82,764.59	27,465.91	0.00	N/A	10/06/25	--	20,673,918.05	20,646,452.14	12/06/23
9	304200001	OF	New Orleans	LA	Actual/360	4.195%	108,781.44	67,654.74	0.00	N/A	07/01/25	--	31,115,232.03	31,047,577.29	12/01/23
10	304830010	OF	Pittsburgh	PA	Actual/360	4.715%	109,411.78	48,398.43	0.00	N/A	10/05/25	--	27,846,052.47	27,797,654.04	12/05/23
12	304830012	LO	Atlanta	GA	Actual/360	4.706%	101,404.97	55,176.88	0.00	N/A	10/01/20	--	25,857,620.59	25,802,443.71	03/01/21
17	304830017	OF	Detroit	MI	Actual/360	4.760%	64,546.54	34,681.01	0.00	N/A	09/01/25	--	16,272,236.44	16,237,555.43	12/01/23
18	695100572	OF	Pittsburgh	PA	Actual/360	4.742%	61,868.55	33,244.11	0.00	N/A	10/06/25	--	15,656,317.39	15,623,073.28	12/06/23
19	304830019	LO	Clifton Park	NY	Actual/360	4.690%	58,929.56	32,244.94	0.00	N/A	10/05/25	--	15,077,926.19	15,045,681.25	12/05/23
23	883100451	RT	Various	Various	Actual/360	4.351%	45,449.36	28,235.50	0.00	N/A	09/06/25	--	12,534,873.77	12,506,638.27	12/06/23
24	883100459	MF	Margate	FL	Actual/360	4.949%	49,447.42	24,898.25	0.00	N/A	09/06/25	--	11,989,675.49	11,964,777.24	12/06/23
25	623100243	MF	Pittsburgh	PA	Actual/360	4.640%	50,571.96	20,245.71	0.00	N/A	10/06/25	--	13,078,955.61	13,058,709.90	12/06/23
27	623100215	RT	Prattville	AL	Actual/360	4.685%	43,030.35	24,145.98	0.00	N/A	06/06/25	--	11,021,648.00	10,997,502.02	12/06/23
28	695100567	SS	Various	Various	Actual/360	4.706%	42,940.57	21,934.24	0.00	N/A	09/06/25	--	10,949,572.35	10,927,638.11	12/06/23
29	695100571	RT	Greenwood	IN	Actual/360	4.803%	42,301.93	22,254.21	0.00	N/A	10/06/25	--	10,568,877.27	10,546,623.06	12/06/23
30	623100214	RT	Yuma	AZ	Actual/360	4.467%	38,027.34	23,044.56	0.00	N/A	06/06/25	--	10,215,538.95	10,192,494.39	12/06/23
31	623100234	MF	Richmond	TX	Actual/360	4.294%	33,546.41	24,955.60	0.00	N/A	08/06/25	--	9,374,869.99	9,349,914.39	12/06/23
32	883100447	OF	Jacksonville	FL	Actual/360	4.428%	37,189.38	16,317.95	0.00	N/A	08/06/25	--	10,078,423.53	10,062,105.58	12/06/23
33	304830033	RT	Mesa	AZ	Actual/360	4.880%	37,035.34	19,092.91	0.00	N/A	09/05/25	--	9,107,051.78	9,087,958.87	12/05/23
34	883100502	MF	Pacoima	CA	Actual/360	4.645%	32,045.30	17,813.57	0.00	N/A	10/06/25	--	8,278,656.23	8,260,842.66	12/06/23
35	623100236	MH	Houston	TX	Actual/360	4.615%	30,676.51	17,339.59	0.00	N/A	09/06/25	--	7,976,557.82	7,959,218.23	12/06/23
36	695100568	RT	San Angelo	TX	Actual/360	4.729%	31,430.31	16,965.24	0.00	N/A	10/06/25	--	7,975,549.22	7,958,583.98	12/06/23
37	695100559	SS	Laurel	MD	Actual/360	4.685%	31,068.33	13,974.76	0.00	N/A	09/06/25	--	7,957,737.82	7,943,763.06	12/06/23
39	623100230	RT	Mattoon	IL	Actual/360	4.636%	29,082.96	13,387.88	0.00	N/A	08/06/25	--	7,527,945.37	7,514,557.49	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
40	623100237	MF	Millersville	PA	Actual/360	4.560%	26,543.21	15,297.83	0.00	N/A	09/06/25	--	6,985,054.57	6,969,756.74	12/06/23
42	623100213	RT	Reidsville	NC	Actual/360	4.513%	23,205.76	13,836.51	0.00	N/A	06/06/25	--	6,171,060.06	6,157,223.55	12/06/23
43	304830043	MU	Canton	MA	Actual/360	4.596%	24,706.13	11,418.45	0.00	N/A	10/01/25	--	6,450,687.69	6,439,269.24	12/01/23
44	695100570	MF	Cleveland	OH	Actual/360	4.733%	24,707.47	11,605.99	0.00	N/A	10/06/25	--	6,264,306.27	6,252,700.28	12/06/23
45	304830045	OF	Westminster	CO	Actual/360	4.770%	24,066.15	10,494.47	0.00	N/A	09/05/25	--	6,054,377.14	6,043,882.67	12/05/23
47	883100507	MF	Panorama City	CA	Actual/360	4.645%	21,363.53	11,875.72	0.00	N/A	10/06/25	--	5,519,103.69	5,507,227.97	12/06/23
48	304830048	SS	Pittsburgh	PA	Actual/360	4.590%	20,543.85	11,715.11	0.00	N/A	09/01/25	--	5,370,940.60	5,359,225.49	12/01/23
49	304830049	RT	Fairlawn	OH	Actual/360	4.829%	20,104.42	15,668.82	0.00	N/A	10/01/25	--	4,995,920.14	4,980,251.32	04/01/23
51	695100506	RT	Sanford	FL	Actual/360	4.577%	15,838.73	22,370.07	0.00	N/A	06/06/25	--	4,152,606.44	4,130,236.37	12/06/23
52	883100457	IN	Mount Prospect	IL	Actual/360	4.679%	21,459.90	9,065.30	0.00	N/A	09/06/25	--	5,503,713.81	5,494,648.51	12/06/23
53	695100549	MF	Elyria	OH	Actual/360	4.480%	18,447.89	9,607.23	0.00	N/A	08/06/25	--	4,941,398.88	4,931,791.65	12/06/23
54	883100445	LO	Leesburg	VA	Actual/360	4.810%	17,574.51	13,972.05	0.00	N/A	08/06/25	--	4,384,493.95	4,370,521.90	12/06/23
55	883100437	RT	Hollister	CA	Actual/360	4.343%	15,290.88	9,579.10	0.00	N/A	08/06/25	--	4,224,973.53	4,215,394.43	12/06/23
56	883100448	LO	Staunton	VA	Actual/360	4.816%	15,999.62	12,696.38	0.00	N/A	08/06/25	--	3,986,616.20	3,973,919.82	12/06/23
57	304830057	MU	Minneapolis	MN	Actual/360	4.760%	16,739.48	7,284.03	0.00	N/A	10/05/25	--	4,220,035.75	4,212,751.72	12/05/23
59	623100228	RT	Various	NY	Actual/360	4.695%	14,021.29	7,748.88	0.00	N/A	08/06/25	--	3,583,717.05	3,575,968.17	12/06/23
60	304830060	OF	Lancaster	CA	Actual/360	4.440%	12,879.95	7,748.24	0.00	N/A	09/05/25	--	3,481,068.34	3,473,320.10	12/05/23
61	695100569	MF	Elyria	OH	Actual/360	4.733%	13,700.42	7,384.82	0.00	N/A	10/06/25	01/06/25	3,473,589.72	3,466,204.90	12/06/23
62	883100462	RT	Various	Various	Actual/360	4.550%	14,414.10	5,972.32	0.00	10/06/25	07/06/25	--	3,801,519.62	3,795,547.30	12/06/23
63	883100453	OF	Pikesville	MD	Actual/360	4.588%	12,473.93	6,211.42	0.00	N/A	09/06/25	--	3,262,579.42	3,256,368.00	12/06/23
64	883100446	MU	Houston	TX	Actual/360	4.250%	10,130.78	9,642.66	0.00	N/A	08/06/25	--	2,860,456.66	2,850,814.00	12/06/23
65	883100481	MF	Ontario	CA	Actual/360	4.645%	11,592.61	6,444.19	0.00	N/A	10/06/25	--	2,994,862.82	2,988,418.63	12/06/23
66	883100497	MF	Ontario	CA	Actual/360	4.645%	11,493.25	6,388.95	0.00	N/A	10/06/25	--	2,969,192.40	2,962,803.45	12/06/23
67	883100444	RT	Beaver Falls	PA	Actual/360	4.569%	12,945.50	0.00	0.00	N/A	08/06/25	--	3,400,000.00	3,400,000.00	12/06/23
68	883100480	MF	Hawthorne	CA	Actual/360	4.645%	7,916.10	4,400.46	0.00	N/A	10/06/25	--	2,045,063.18	2,040,662.72	12/06/23
69	883100503	MF	Los Angeles	CA	Actual/360	4.645%	2,865.03	1,592.64	0.00	N/A	10/06/25	--	740,158.50	738,565.86	12/06/23
70	883100511	MF	North Hills	CA	Actual/360	4.645%	10,598.96	5,891.83	0.00	N/A	10/06/25	--	2,738,160.14	2,732,268.31	12/06/23
71	883100436	LO	Woodstock	VA	Actual/360	4.733%	9,724.66	7,918.68	0.00	N/A	08/06/25	--	2,465,580.68	2,457,662.00	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
73	623100231	RT	Philadelphia	PA	Actual/360	4.655%	9,919.08	5,559.02	0.00	N/A	08/06/25	--	2,557,013.08	2,551,454.06	12/06/23
74	623100221	MH	Fredonia	NY	Actual/360	5.160%	10,752.39	5,100.24	0.00	N/A	07/06/25	--	2,500,556.03	2,495,455.79	12/06/23
75	883100483	MF	Los Angeles	CA	Actual/360	4.645%	4,603.92	2,559.27	0.00	N/A	10/06/25	--	1,189,387.92	1,186,828.65	12/06/23
76	883100500	MF	Palmdale	CA	Actual/360	4.645%	4,355.51	2,421.17	0.00	N/A	10/06/25	--	1,125,213.11	1,122,791.94	12/06/23
77	883100499	MF	North Hills	CA	Actual/360	4.645%	8,694.46	4,833.14	0.00	N/A	10/06/25	--	2,246,147.13	2,241,313.99	12/06/23
78	304830078	RT	Tyler	TX	Actual/360	4.800%	8,540.26	4,576.37	0.00	N/A	07/06/25	--	2,135,064.38	2,130,488.01	12/06/23
79	883100475	MF	Los Angeles	CA	Actual/360	4.645%	4,355.51	2,421.17	0.00	N/A	10/06/25	--	1,125,213.11	1,122,791.94	12/06/23
80	883100493	MF	Palmdale	CA	Actual/360	4.645%	3,560.59	1,979.28	0.00	N/A	10/06/25	--	919,851.26	917,871.98	12/06/23
81	883100477	MF	North Hollywood	CA	Actual/360	4.645%	7,038.37	3,912.55	0.00	N/A	10/06/25	--	1,818,308.91	1,814,396.36	12/06/23
82	883100492	MF	Los Angeles	CA	Actual/360	4.645%	4,769.53	2,651.33	0.00	N/A	10/06/25	--	1,232,171.48	1,229,520.15	12/06/23
83	883100488	MF	Los Angeles	CA	Actual/360	4.645%	2,202.60	1,224.39	0.00	N/A	10/06/25	--	569,024.14	567,799.75	12/06/23
84	883100485	MF	Los Angeles	CA	Actual/360	4.645%	6,789.96	3,774.45	0.00	N/A	10/06/25	--	1,754,134.20	1,750,359.75	12/06/23
85	883100514	MF	Los Angeles	CA	Actual/360	4.645%	6,624.35	3,682.39	0.00	N/A	10/06/25	--	1,711,350.52	1,707,668.13	12/06/23
86	883100490	MF	Los Angeles	CA	Actual/360	4.645%	6,044.72	3,360.18	0.00	N/A	10/06/25	--	1,561,607.39	1,558,247.21	12/06/23
87	883100505	MF	Los Angeles	CA	Actual/360	4.645%	5,879.11	3,268.12	0.00	N/A	10/06/25	--	1,518,823.81	1,515,555.69	12/06/23
88	883100506	MF	Los Angeles	CA	Actual/360	4.645%	5,431.97	3,019.56	0.00	N/A	10/06/25	--	1,403,307.03	1,400,287.47	12/06/23
89	883100508	MF	Palmdale	CA	Actual/360	4.645%	5,084.19	2,826.24	0.00	N/A	10/06/25	--	1,313,460.70	1,310,634.46	12/06/23
Totals							2,611,324.09	1,856,817.82	0.00				730,478,136.90	728,621,319.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,237,666.00	4,682,272.00	04/01/19	03/31/20	05/11/23	21,667,424.04	3,275,520.57	319,124.47	6,858,223.24	0.00	0.00
2	0.00	7,381,280.00	01/01/22	09/30/22	06/12/23	28,726,590.55	1,418,886.86	275,469.66	10,591,145.82	0.00	0.00
3	1,118,544.00	0.00	--	--	09/12/22	35,206,506.33	3,226,907.62	(442.21)	5,515,209.65	1,699,795.97	0.00
4	4,360,829.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	55,095,367.20	52,204,074.80	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,312,310.51	3,639,900.10	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,791,947.00	1,459,537.52	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	13,226,828.90	9,636,216.84	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,324,288.93	2,851,133.48	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	765,506.00	501,127.00	01/01/23	06/30/23	05/11/23	4,795,276.57	531,942.50	137,598.11	4,631,534.36	0.00	0.00
17	4,830,746.48	3,898,789.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,825,509.10	1,493,047.08	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,790,104.85	1,683,576.23	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,094,195.08	1,010,347.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,164,469.52	863,302.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,884,044.59	929,306.03	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	300,773.31	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,585,468.84	1,012,662.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,094,648.90	947,271.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,387,078.00	1,067,751.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	514,025.00	634,670.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,280,405.04	680,935.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,018,248.11	325,288.85	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,159,618.37	499,741.31	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	769,237.68	415,224.05	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	890,198.77	473,939.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	777,904.16	643,163.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	553,434.03	238,670.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,059,925.07	931,909.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	624,848.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	683,418.00	513,097.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	786,938.28	286,005.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	824,480.22	684,626.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	42,262.00	20,780.00	01/01/23	03/31/23	06/12/23	2,894,250.10	303,719.46	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	774,073.00	519,894.71	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	541,577.47	489,810.15	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	646,746.29	312,725.14	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	751,540.46	740,900.51	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	1,306.42	0.00
57	(88,638.00)	4,938.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	394,764.32	260,465.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	744,468.22	378,055.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	387,262.73	289,135.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	496,596.76	374,717.52	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	433,463.48	229,971.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	456,131.50	241,459.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	528,852.34	356,419.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	325,602.47	179,290.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
69	146,599.31	84,253.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
70	346,973.27	151,791.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	298,659.00	311,514.47	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
73	340,376.20	254,925.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
74	327,600.32	275,853.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
75	191,388.24	104,382.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
76	196,814.59	105,562.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
77	340,908.16	151,900.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
78	209,254.00	216,999.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
79	205,025.71	96,314.57	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
80	168,094.30	76,781.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
81	270,907.80	134,217.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
82	258,828.73	114,141.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
83	131,485.26	62,723.93	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
84	311,634.80	142,333.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
85	247,017.00	139,562.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
86	249,060.46	131,889.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
87	196,698.07	95,357.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
88	213,365.24	119,101.31	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
89	238,273.24	109,268.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	129,155,901.65	109,167,077.74				93,290,047.59	8,756,977.01	731,750.03	27,596,113.07	1,701,102.39	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	0	0.00	0	0.00	3	131,015,519.95	0	0.00	3	97,034,471.52	0	0.00	0	0.00	0	0.00	4.672261%	4.577268%	15
11/17/23	0	0.00	0	0.00	3	131,152,302.60	0	0.00	3	97,245,055.90	0	0.00	0	0.00	0	0.00	4.672345%	4.577436%	16
10/17/23	0	0.00	0	0.00	3	131,279,016.53	0	0.00	3	97,441,916.15	0	0.00	0	0.00	0	0.00	4.672427%	4.577598%	17
09/15/23	0	0.00	0	0.00	3	131,414,773.32	0	0.00	3	97,650,883.48	0	0.00	0	0.00	0	0.00	4.672511%	4.577763%	18
08/17/23	0	0.00	0	0.00	3	131,540,431.45	0	0.00	3	97,846,079.62	0	0.00	0	0.00	0	0.00	4.672591%	4.577923%	19
07/17/23	0	0.00	0	0.00	3	131,665,584.07	0	0.00	3	98,040,475.34	0	0.00	0	0.00	0	0.00	4.672671%	4.578080%	21
06/16/23	0	0.00	0	0.00	3	131,799,835.80	0	0.00	3	98,247,067.11	0	0.00	0	0.00	0	0.00	4.672751%	4.578241%	22
05/17/23	0	0.00	0	0.00	3	131,923,944.96	0	0.00	3	98,439,818.58	0	0.00	0	0.00	0	0.00	4.672830%	4.578396%	23
04/17/23	0	0.00	0	0.00	3	132,057,190.81	0	0.00	3	31,325,688.47	0	0.00	0	0.00	1	1,648,830.08	4.672909%	4.578553%	24
03/17/23	0	0.00	0	0.00	4	135,833,992.95	0	0.00	3	35,044,024.24	0	0.00	0	0.00	0	0.00	4.672629%	4.577529%	25
02/17/23	0	0.00	0	0.00	4	136,106,953.35	0	0.00	3	35,132,865.06	0	0.00	1	53,840.50	0	0.00	4.672735%	4.577691%	26
01/18/23	0	0.00	0	0.00	4	136,325,152.64	0	0.00	3	35,207,604.29	0	0.00	1	4,949.01	0	0.00	4.672829%	4.570879%	27
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 31

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	304830001	11/01/21	24	5	319,124.47	6,858,223.24	0.00	69,497,336.65	05/19/20	7			04/14/23
2	304830002	05/01/21	30	6	275,469.66	10,591,145.82	0.00	71,779,458.83	07/21/20	13
3	883100464	01/06/21	34	6	(442.21)	5,515,209.65	1,797,305.00	59,929,896.14	07/10/20	2
12	304830012	03/01/21	32	5	137,598.11	4,631,534.36	0.00	27,464,697.88	06/09/20	7			03/02/21
49	304830049	04/01/23	7	6	0.00	0.00	0.00	5,101,197.05	06/09/20	7			06/29/21
Totals					731,750.03	27,596,113.07	1,797,305.00	233,772,586.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		92,054,220	0	0		92,054,220
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		626,261,015	495,245,495	126,035,269		4,980,251
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		10,306,084	10,306,084	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	728,621,319	505,551,579	0	0	126,035,269	97,034,472
Nov-23	730,478,137	507,076,699	0	0	126,156,382	97,245,056
Oct-23	732,232,507	508,522,431	0	0	126,268,160	97,441,916
Sep-23	734,075,219	510,035,965	0	0	126,388,370	97,650,883
Aug-23	735,815,078	511,469,780	0	0	126,499,218	97,846,080
Jul-23	737,547,919	512,897,821	0	0	126,609,622	98,040,475
Jun-23	739,369,865	514,394,290	0	0	126,728,508	98,247,067
May-23	741,088,366	515,810,554	0	0	126,837,993	98,439,819
Apr-23	742,896,483	517,295,663	0	0	194,275,131	31,325,688
Mar-23	748,254,485	518,700,244	0	0	194,510,217	35,044,024
Feb-23	750,364,319	520,323,974	0	0	194,907,480	35,132,865
Jan-23	752,149,931	521,716,363	0	0	195,225,963	35,207,604
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304830001	66,251,776.49	69,497,336.65	63,100,000.00	03/13/23	3,866,958.00	0.79440	03/31/20	10/01/20	261
2	304830002	68,355,765.35	71,779,458.83	128,300,000.00	04/21/23	6,186,668.00	0.81080	09/30/22	08/01/25	261
3	883100464	57,679,503.28	59,929,896.14	36,900,000.00	07/27/22	1,118,544.00	0.28500	12/31/22	10/06/25	261
12	304830012	25,802,443.71	27,464,697.88	29,100,000.00	03/20/23	378,999.00	0.40340	06/30/23	10/01/20	261
49	304830049	4,980,251.32	5,101,197.05	2,850,000.00	04/21/23	(22,538.00)	(0.21000)	03/31/23	10/01/25	201
Totals		223,069,740.15	233,772,586.55	260,250,000.00		11,528,631.00

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 31

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	304830001	LO	IL	05/19/20	7

Franchise Agreement expiring 6/2025. The subject is the fee simple interest full service Hilton Hotel located in the Magnificent Mile area of downtown Chicago. The property, which opened in 1990, features 345 all-suites rooms, ~8,417 sf of meeting a rea, full service dining areas served by two leased restaurant facilities (one vacant), indoor pool, fitness center, and business center. Hotel has three Unions representing various employees serving the Hotel (Valet/Bellman,

Housekeepers, and Engin eers). Negotiating with prospect for vacant restaurant space. Lease comments have been received and legal is reviewing. Draft will be turned to tenant prospect on 11/15. Companion Loan: None. PM: Property manager can only retain $100,000 at property level for general operating expenses. All other excess funds are to be sent to MS on monthly basis. Deferred Maintenance / Repair Issues: No immediate issues noted. PIP has been received

	and priced by PM. Marketing Summary: Asset is currently not on market.
2	304830002	OF	IL	07/21/20	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is in monetary default. Lender is continuing with the foreclosure process. Borrower answered the complaint. New

	judge was appointed and foreclosure is in the discovery phase. Lender filed a recourse claim which is also in the discovery phase. Transwestern was appointed as receiver and is managing the property.

3	883100464	MU	IL	07/10/20	2

Loan transferred to Special Servicing for Delinquent Payments on 07/10/20. The Property, known as Palmer House Retail Shops, is a 134,536 SF anchored retail center built in 1929, renovated in 2009, located on State Street in Chicago, IL. The

Property is located at the base of Palmer House Hotel which is Sponsored owned with $427MM of CMBS debt in JPMCC 2018-PHH. The access to the Property is provided for through the hotel lobby. As of YE 2022, the Property's

NOI/DSCR/Occ is $1.1MM, 0.29x/54.59%. Loan is currently due for the 5/6/2020 payment. Borrower indicates that Property performance has deteriorated due to COVID-19, tenant bankruptcies, and general decline of retail in submarket.

Additionally, the Borrower advised that the parking ope rator (66,000 SF, 48.8% NRA, 7/31/2025 LXP) has exercised their one-time termination option in July. Property's remaining tenancy consists of T1-Hilton Operating Company (14,400

SF, 10.6% NRA), T2-Kay Jewelers (5854 SF, 4.3% NRA), T3- Skechers (3035 SF, 2.2% NRA). Foreclosure was filed on 12/14/2020 and a receiver was appointed on 2/3/2021. The Borrower filed affirmative defenses and contesting foreclosure. The summary judgment was granted and entered by the court, and the foreclosure sale is anticipated to be scheduled thereafter. The foreclosure sale was conducted on 9/06/2023 in favor of the Lender. The receiver is

	continuing to operate the Property while the sale confirmation process is completed.
12	304830012	LO	GA	06/09/20	7

Franchise Agreement expiring 6/2025. The subject is the fee simple interest full service Hilton Hotel located in the Central Perimeter Market of Atlanta, GA. The property, which opened in 1987, features 224 all-suites rooms, ~7,000 sf of meeting area, full service dining area, indoor/outdoor pool, fitness center, and business center. Companion Loan: None. Deferred Maintenance / Repair Issues: Borrower completed a $7.8MM PIP in 2015. Roof Survey completed, not immediate issues. Recceived new PIP from Hilton, Pricing has been received and incorporated into Business Plan. Hotel had a water pipe break. Water damage in one room and the Bar area. Insurance notified, but will not meet deductible. Damage

	was repaired. Marketing Summary: Asset is currently not on market. Running 28-Day ending 10/28: 70.1% Occup, $130.64 ADR, and $91.54 RevPar. Flat to down over 2022 figures.
49	304830049	RT	OH	06/09/20	7

REO Title Date: 6/29/21: The collateral is the leasehold interest in a 165K SF big box retail Property located in the Fairlawn/Montrose submkt of Ohio, 20 mi S of the Cleveland CBD. Property was built in 1992 and is located on a 4.52-acre site.

Subj is part of a larger 500K SF power center with tenants including Home Depot, Dick's Sporting Goods, and World Market As of 11/30/23, the property is 58% leased/occupied. Crossed with or is companion: N.A Deferred

Maintenance/Repair Issues: Parking lot needs sealing and restriping. Leasing: Working with national tenant to lease the vacant 69K space. Marketing: The property is currently not being marketed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100442	37,001,206.13	4.28700%	37,001,206.13	4.28700%	10	07/08/20	06/06/20	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	8	08/17/20	07/06/20	--
8	695100574	0.00	4.80400%	0.00	4.80400%	9	10/12/22	11/06/22	08/11/20
29	695100571	0.00	4.80300%	0.00	4.80300%	8	05/06/21	05/06/21	--
33	304830033	0.00	4.88000%	0.00	4.88000%	8	11/08/21	11/08/21	--
Totals		37,001,206.13		37,001,206.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	695100575	11/18/20	12,750,889.87	25,300,000.00	9,097,517.41	326,424.31	9,097,517.41	8,771,093.10	3,979,796.77	0.00	(35,237.44)	4,015,034.21	16.06%
26	304830026	07/15/22	12,366,332.09	4,950,000.00	6,090,395.60	1,404,436.20	5,591,623.08	4,187,186.88	8,179,145.21	0.00	305,858.06	7,873,287.15	57.67%
38	304830038	01/18/22	6,819,080.90	12,650,000.00	17,700,009.90	8,321,652.64	17,261,221.71	8,939,569.07	0.00	0.00	7,184.43	(7,184.43)	0.08%
58	883100429	04/17/23	3,653,728.20	2,700,000.00	3,000,000.00	1,102,587.61	2,762,213.44	1,659,625.83	1,994,102.37	0.00	184,675.40	1,809,426.97	40.20%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			35,590,031.06	45,600,000.00	35,887,922.91	11,155,100.76	34,712,575.64	23,557,474.88	14,153,044.35	0.00	462,480.45	13,690,563.90

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	956,860.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	174.36	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	541.62	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	170.14	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	4,015,033.68	0.00	0.00	0.00	0.00	0.00	0.00
14	695100575	06/17/21	0.00	0.00	4,015,034.21	0.00	0.00	64.49	0.00	0.00	4,015,034.21
		05/17/21	0.00	0.00	4,014,969.72	0.00	0.00	(96.22)	0.00	0.00
		04/16/21	0.00	0.00	4,015,065.94	0.00	0.00	(5,878.06)	0.00	0.00
		03/17/21	0.00	0.00	4,020,944.00	0.00	0.00	1,054.47	0.00	0.00
		01/15/21	0.00	0.00	4,019,889.53	0.00	0.00	27,210.03	0.00	0.00
		12/17/20	0.00	0.00	3,992,679.50	0.00	0.00	12,882.73	0.00	0.00
		11/18/20	0.00	0.00	3,979,796.77	0.00	0.00	3,979,796.77	0.00	0.00
26	304830026	09/15/23	0.00	0.00	7,873,287.15	0.00	0.00	(237,199.21)	0.00	0.00	7,873,287.15
		02/17/23	0.00	0.00	8,110,486.36	0.00	0.00	2,634.10	0.00	0.00
		01/18/23	0.00	0.00	8,107,852.26	0.00	0.00	117.50	0.00	0.00
		12/16/22	0.00	0.00	8,107,734.76	0.00	0.00	460.66	0.00	0.00
		10/17/22	0.00	0.00	8,107,274.10	0.00	0.00	26,870.29	0.00	0.00
		09/16/22	0.00	0.00	8,080,403.81	0.00	0.00	(99,941.40)	0.00	0.00
		08/17/22	0.00	0.00	8,180,345.21	0.00	0.00	1,200.00	0.00	0.00
		07/15/22	0.00	0.00	8,179,145.21	0.00	0.00	8,179,145.21	0.00	0.00
38	304830038	01/18/23	0.00	0.00	(7,184.43)	0.00	0.00	(10,533.54)	0.00	0.00	(7,184.43)
		09/16/22	0.00	0.00	3,349.11	0.00	0.00	34.27	0.00	0.00
		08/17/22	0.00	0.00	3,314.84	0.00	0.00	175.03	0.00	0.00
		07/15/22	0.00	0.00	3,139.81	0.00	0.00	2,253.69	0.00	0.00
		06/17/22	0.00	0.00	886.12	0.00	0.00	174.36	0.00	0.00
		05/17/22	0.00	0.00	711.76	0.00	0.00	541.62	0.00	0.00
		03/17/22	0.00	0.00	170.14	0.00	0.00	170.14	0.00	0.00
		01/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
58	883100429	11/17/23	0.00	0.00	1,809,426.97	0.00	0.00	(67.50)	0.00	0.00	1,809,426.97
		10/17/23	0.00	0.00	1,809,494.47	0.00	0.00	551.10	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
58	883100429	09/15/23	0.00	0.00	1,808,943.37	0.00	0.00	(55,108.66)	0.00	0.00
		08/17/23	0.00	0.00	1,864,052.03	0.00	0.00	3,900.40	0.00	0.00
		07/17/23	0.00	0.00	1,860,151.63	0.00	0.00	(133,950.74)	0.00	0.00
		04/17/23	0.00	0.00	1,994,102.37	0.00	0.00	1,994,102.37	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	4,972,780.48	13,690,563.90	0.00	0.00	13,690,563.90	0.00	0.00	13,690,563.90

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,831.57	0.00	0.00	86,003.23	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	14,266.02	0.00	0.00	111,722.50	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	12,016.56	0.00	0.00	0.00	0.00	232,880.99	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	1,102.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,387.00	0.00	0.00	18,785.50	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	645.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	561.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	49,001.15	0.00	2,309.14	216,511.23	0.00	232,880.99	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		500,702.51

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31